WARRANTS (Details Narrative) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Warrants Details Narrative
Warrant expense	$ 5,038,986	$ 1,355,990
Stock price	$ 0.68
Exercise price	$ 0.30
Volatility	130.55%
Term	4 years
Treasury bond rate	2.50%
Dividend rate	0.00%